Related Party Transactions (Details) - Schedule of Due from Related Parties - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Schedule of Due from Related Parties [Line Items]
Due from related party		$ 590	$ 88
NUAG [Member]
Schedule of Due from Related Parties [Line Items]
Due from related party	[1]	28	51
TIN [Member]
Schedule of Due from Related Parties [Line Items]
Due from related party	[2]	$ 562	$ 37

[1]
i.	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2024, the Company recovered $1.0 million (year ended March 31, 2023 - $1.0 million) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

[2]	The Company recovers costs for services rendered to TIN and expenses incurred on behalf of TIN pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2024, the Company recovered $0.3 million (year ended March 31, 2023 - $0.2 million) from TIN for services rendered and expenses incurred on behalf of TIN. The costs recovered from TIN were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income. In January 2024, the Company and TIN entered into an interest-free unsecured credit facility agreement with no conversion features (the “Facility”) to allow TIN to advance up to $1.0 million from the Company. As of March 31, 2024, the Company advanced $0.5 million to TIN and received 350,000 common shares of TIN as the Bonus Shares for granting the Facility. Subsequent to March 31, 2024, the Company advanced the remaining $0.5 million to TIN.